Marketable securities (Tables)	6 Months Ended
Jun. 30, 2024
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI
Marketable securities
$’000
Fair value
At January 1, 2024	88,667
Accrued interest	2,007
Interest received	(553)
Redemptions and disposals of marketable securities	(14,130)
Revaluation adjustment	(603)
At June 30, 2024	75,388

Overall Movement through OCI
The movement through OCI for the three and six months ended June 30, 2024, is shown in the table below as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000
Revaluation adjustments	(110)	(1,295)	(603)	(770)
Movement of expected credit losses on assets measured at FVOCI	3	(217)	(47)	(18)
Movement on marketable securities through OCI	(107)	(1,512)	(650)	(788)